Consolidated Statements of Shareholders' Equity (Deficit) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted stock units at $9.70 per share
Stock price		$ 9.7
Restricted stock units at $8.30 per share
Stock price		8.3
Restricted stock units at $7.10 per share
Stock price		7.1
Restricted stock units at $2.60 per share
Stock price		2.6
Restricted stock units at $2.30 per share
Stock price		$ 2.3
Restricted stock units at $1.84 per share
Stock price	$ 1.84
Restricted stock units at $1.11 per share
Stock price	1.11
Restricted stock units at $0.61 per share
Stock price	$ 0.61